Capital Risk Management	12 Months Ended
Dec. 31, 2024
Capital Risk Management
Capital Risk Management
19.	Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholders value.

The Group monitors capital using gearing ratio, defined as total debt (gross) divided by total equity plus total debt, and its calculation is presented below:

As of December 31,	2024	2023
Total borrowings	651,628,487	698,486,364
Total shareholders’ equity	410,426,916	408,132,148
Gearing ratio	61%	63%